CNB Financial Corporation

One South Second Street

Clearfield, PA 16830

March 14, 2008

Securities & Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

RE:	CNB Financial Corporation Report on Form 10-K for the Year Ended December 31, 2007

Ladies and Gentlemen:

Pursuant to the requirements, we are transmitting our report on Form 10-K, including exhibits, for the year ended December 31, 2007.

The financial statements in the report do not reflect a change from 2006 in any accounting practices or in the method of applying any such practices.

If you have any questions regarding these documents, please contact the undersigned.

Respectfully,

/s/ Charles R. Guarino
Charles R. Guarino,
Treasurer
Principal Financial Officer
Principal Accounting Officer